Income tax (charge)/credit - Additional information (Details) € in Thousands, £ in Thousands	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Income tax (charge)/credit
Deferred tax assets or liabilities recognized | £	£ 0
Unused potential tax losses for which no deferred tax asset is recognized | €		€ 934,012	€ 116,000